Segment and Geographic Information (FY)	12 Months Ended
Dec. 31, 2022
Segment and Geographic Information [Abstract]
Segment and Geographic Information	Note 12—Segment and Geographic Information The Company has one reportable segment, fluid management. At December 31, 2022 and 2021, long-lived assets were located primarily in the United States.